Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

10. Property, plant and equipment

	Unaudited
	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2025
Beginning of financial period
Cost or valuation	19,537,807	5,264,933	1,213,687	490,239	694,591	132,100	27,333,357
Additions	-	10,646	-	65,537	103,109	834	180,126
End of financial period	19,537,807	5,275,579	1,213,687	555,776	797,700	132,934	27,513,483

Accumulated depreciation
Beginning of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	6,570,874
Depreciation charge	475,683	264,591	43,301	1,382	22,187	612	807,756
End of financial period	2,149,377	2,886,839	1,114,074	489,514	609,710	129,116	7,378,630

Net book value
End of financial period	17,388,430	2,388,740	99,613	66,262	187,990	3,818	20,134,853

10.	Property, plant and equipment (continued)

	Leasehold land and buildings	Plant and equipment	Machineries	Renovation	Motor vehicles	Furniture and fittings	Total
	US$	US$	US$	US$	US$	US$	US$
2024
Beginning of financial period
Cost or valuation	19,264,346	4,960,307	1,213,687	490,239	694,591	131,973	26,755,143
Additions	273,461	304,626	-	-	-	127	578,214
End of financial year	19,537,807	5,264,933	1,213,687	490,239	694,591	132,100	27,333,357

Accumulated depreciation
Beginning of financial year	732,355	2,103,927	974,802	487,530	543,149	127,015	4,968,778
Depreciation charge	941,339	518,321	95,971	602	44,374	1,489	1,602,096
End of financial year	1,673,694	2,622,248	1,070,773	488,132	587,523	128,504	6,570,874

Net book value
End of financial year	17,864,113	2,642,685	142,914	2,107	107,068	3,596	20,762,483